Business Acquisitions (Details)		1 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended
	Feb. 27, 2015 USD ($) Transaction $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) MMcf / d Quarter mi $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Business Acquisition [Line Items]
Number of legal transactions involved in mergers | Transaction	2
Total distribution of common shares (in shares) | shares								7,377,380	7,175,096
Amount contributed to maintain general partner ownership percentage								$ 6,500,000	$ 8,400,000
Percentage of general partner's interest maintained								2.00%	2.00%
Common units par value (in dollars per share) | $ / shares			$ 0.001				$ 0.001	$ 0.001	$ 0.001
Acquisition-related expenses								$ 27,300,000
Revenues from acquired business							$ 1,459,300,000
Net income (loss) from acquired business							$ (30,100,000)
Targa Pipeline Partners LP [Member]
Business Acquisition [Line Items]
Processing capacity | MMcf / d								2,053
Length of additional pipelines | mi								12,220
Restricted Stock Units (RSUs) [Member] | Atlas Energy [Member]
Business Acquisition [Line Items]
Total distribution of common shares (in shares) | shares	81,740
Phantom Unit Awards [Member] | Atlas Energy [Member]
Business Acquisition [Line Items]
Cash payment related to one-time cash payments and cash settlements of equity awards	$ 4,500,000
Change Of Control Payments [Member] | Atlas Energy [Member]
Business Acquisition [Line Items]
Cash payments related to acquisition	149,200,000
Equity Award Settlements [Member] | Atlas Energy [Member]
Business Acquisition [Line Items]
Cash payments related to acquisition	88,000,000
Common Units [Member]
Business Acquisition [Line Items]
Amount contributed to maintain general partner ownership percentage								$ 52,400,000
Percentage of general partner's interest maintained								2.00%
Atlas Pipeline Partners [Member]
Business Acquisition [Line Items]
Reduction in incentive distribution			$ 9,375,000	$ 9,375,000	$ 9,375,000	$ 9,375,000
Number of successive quarters, annual distribution is paid | Quarter								4
Amount contributed to maintain general partner ownership percentage		$ 52,400,000
Percentage of general partner's interest maintained		2.00%
Atlas Pipeline Partners [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Purchase consideration	5,300,000,000
Acquired debt and all other assumed liabilities included in purchase consideration	1,800,000,000
Payments for notes tendered and settled upon closing of merger	$ 1,200,000,000
Distribution of common units/shares for each common unit (in shares) | shares	0.5846
Cash payment (in dollars per common unit) | $ / shares	$ 1.26
Common units acquired	$ 2,600,000,000
Closing market price of common share (in dollars per share) | $ / shares	$ 43.82
Cash paid in lieu of unit issuances	$ 6,400,000
Atlas Pipeline Partners [Member] | Targa Resources Partners LP [Member] | Common Unit Holders [Member]
Business Acquisition [Line Items]
Cash payments related to acquisition	$ 128,000,000
Total distribution of common shares (in shares) | shares	58,614,157
Atlas Pipeline Partners [Member] | Targa Resources Partners LP [Member] | Class E Preferred Units [Member]
Business Acquisition [Line Items]
Percentage of cumulative redeemable perpetual preferred units	8.25%
Atlas Pipeline Partners [Member] | Phantom Unit Awards [Member]
Business Acquisition [Line Items]
Cash payment representing accelerated vesting of a portion of employees APL phantom awards	$ 600,000
Total distribution of common shares (in shares) | shares	629,231
Atlas Pipeline Partners [Member] | Change Of Control Payments [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Cash payments related to acquisition	$ 28,800,000
Atlas Pipeline Partners [Member] | Common Units [Member]
Business Acquisition [Line Items]
Total distribution of common shares (in shares) | shares								58,614,157
Atlas Pipeline Partners [Member] | Common Units [Member] | Atlas Energy [Member]
Business Acquisition [Line Items]
Common units owned by parent prior to closing (in units) | shares	5,754,253
Atlas Pipeline Partners [Member] | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Cash payments related to acquisition	$ 701,400,000
Atlas Pipeline Partners [Member] | Distribution Rights Year 1 [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Reduction in incentive distribution								$ 9,375,000
Atlas Pipeline Partners [Member] | Distribution Rights Year 2 [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Reduction in incentive distribution								6,250,000
Atlas Pipeline Partners [Member] | Distribution Rights Year 3 [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Reduction in incentive distribution								2,500,000
Atlas Pipeline Partners [Member] | Distribution Rights Year 4 [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Reduction in incentive distribution								$ 1,250,000
Atlas Energy [Member]
Business Acquisition [Line Items]
Percentage of interest in common units	100.00%
Purchase consideration	$ 1,600,000,000
Distribution of common units/shares for each common unit (in shares) | shares	0.1809
Cash payment (in dollars per common unit) | $ / shares	$ 9.12
Cash payments related to acquisition	$ 514,700,000
Common units acquired	$ 1,000,000,000
Closing market price of common share (in dollars per share) | $ / shares	$ 99.58
Common units par value (in dollars per share) | $ / shares	$ 0.001
Acquisition-related expenses	$ 11,000,000
Cash payment related to one-time cash payments and cash settlements of equity awards	7,300,000
Reduction in purchase price	$ (154,700,000)
Atlas Energy [Member] | Common Units [Member]
Business Acquisition [Line Items]
Total distribution of common shares (in shares) | shares	10,126,532
Common units acquired	$ 147,400,000
Atlas Energy [Member] | Common Units [Member] | Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Total distribution of common shares (in shares) | shares								3,363,935
Atlas Energy [Member] | Common Units [Member] | Targa Resources Partners LP [Member] | Targa Pipeline Partners LP [Member]
Business Acquisition [Line Items]
Total distribution of common shares (in shares) | shares	3,363,935